Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued share Capital	Share Premium	(Accumulated Deficit)
BALANCE at Dec. 31, 2016	$ 20,760	$ 10	$ 110,004	$ (89,254)
Loss for the period	(3,725)			(3,725)
Issuance of common stock (Note 6)	25,000	100	24,900
Issuance of common stock due to exercise of warrants (Note 6)	11		11
Share-based payments (Note 9)	18		18
BALANCE at Jun. 30, 2017	42,064	110	134,933	(92,979)
BALANCE at Dec. 31, 2017	43,968	126	139,571	(95,729)
Loss for the period	(2,473)			(2,473)
Issuance of common stock due to exercise of warrants (Note 6)	600	2	598
Share-based payments (Note 9)	30		30
BALANCE at Jun. 30, 2018	$ 42,125	$ 128	$ 140,199	$ (98,202)